Intangible Assets - Carrying Value of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets [Line Items]
Goodwill, Gross carrying amount	$ 1,385,995	$ 1,385,115
Goodwill, Accumulated amortization	0	0
Goodwill, Net carrying amount	1,385,995	1,385,115	$ 943,374
Finite-lived intangible assets, Gross Carrying Amount	786,189	772,604
Finite-lived intangible assets, Accumulated amortization	(349,779)	(256,754)
Finite-lived intangible assets, Net carrying amount	436,410	515,850
Intangible assets, Gross carrying amount	909,861	912,625
Intangible assets, Net carrying amount	560,082	655,871	$ 461,292
Indefinite-Lived Assets Not Subject to Amortization [Member]
Intangible Assets [Line Items]
Finite-lived intangible assets, Accumulated amortization	0	0
Indefinite-lived intangible assets, Carrying amount	123,672	140,021
Indefinite-lived intangible assets, Carrying amount	123,672	140,021
Customer Relationships [Member]
Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	309,112	309,573
Finite-lived intangible assets, Accumulated amortization	(77,872)	(61,641)
Finite-lived intangible assets, Net carrying amount	231,240	247,932
Developed Technology [Member]
Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	420,928	416,817
Finite-lived intangible assets, Accumulated amortization	(239,233)	(170,576)
Finite-lived intangible assets, Net carrying amount	181,695	246,241
Trademarks [Member]
Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	20,534	19,417
Finite-lived intangible assets, Accumulated amortization	(10,915)	(7,255)
Finite-lived intangible assets, Net carrying amount	9,619	12,162
Trademarks [Member] | Indefinite-Lived Assets Not Subject to Amortization [Member]
Intangible Assets [Line Items]
Finite-lived intangible assets, Accumulated amortization	0	0
Indefinite-lived intangible assets, Carrying amount	121,972	129,671
Indefinite-lived intangible assets, Carrying amount	121,972	129,671
Backlog [Member]
Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	12,638	12,559
Finite-lived intangible assets, Accumulated amortization	(12,638)	(12,559)
Finite-lived intangible assets, Net carrying amount	0	0
In-Process/Service Research and Development [Member]
Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	22,977	14,238
Finite-lived intangible assets, Accumulated amortization	(9,121)	(4,723)
Finite-lived intangible assets, Net carrying amount	13,856	9,515
In-Process/Service Research and Development [Member] | Indefinite-Lived Assets Not Subject to Amortization [Member]
Intangible Assets [Line Items]
Finite-lived intangible assets, Accumulated amortization	0	0
Indefinite-lived intangible assets, Carrying amount	1,700	10,350
Indefinite-lived intangible assets, Carrying amount	$ 1,700	$ 10,350